Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 326,157
Less: non-current	(326,157)
Current	0
Equity Instruments Listed [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	8,861
Equity Instruments Unlisted [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	310,387
Debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 6,909